God Bless America ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Aerospace & Defense - 6.1%
The Boeing Co. (a)	26,003	$5,390,942

Auto Manufacturers - 6.9%
Tesla, Inc. (a)	17,649	6,114,672

Banks - 3.1%
Regions Financial Corp.	129,835	2,783,662

Biotechnology - 3.6%
Amgen, Inc.	11,021	3,176,032

Building Materials - 1.0%
Martin Marietta Materials, Inc.	1,657	907,290

Chemicals - 1.9%
The Sherwin-Williams Co.	4,582	1,644,067

Commercial Services - 2.0%
Cintas Corp.	7,790	1,764,435

Cosmetics & Personal Care - 1.3%
Colgate-Palmolive Co.	12,824	1,191,863

Distribution & Wholesale - 3.1%
Copart, Inc. (a)	52,877	2,722,108

Diversified Financial Services - 4.9%
The Charles Schwab Corp.	49,354	4,359,932

Electric - 2.7%
Dominion Energy, Inc.	14,254	807,774
NextEra Energy, Inc.	11,212	792,016
Xcel Energy, Inc.	11,342	795,074
		2,394,864

Environmental Control - 4.0%
Veralto Corp.	6,245	630,932
Waste Management, Inc.	12,048	2,903,207
		3,534,139

Food - 3.2%
General Mills, Inc.	16,706	906,468
Mondelez International, Inc. - Class A	14,768	996,692
Tyson Foods, Inc. - Class A	15,823	888,620
		2,791,780

Healthcare - Products - 2.5%
Danaher Corp.	11,864	2,252,974

Healthcare - Services - 4.0%
HCA Healthcare, Inc.	9,278	3,538,536

Home Builders - 0.6%
D.R. Horton, Inc.	4,700	554,882

Investment Companies - 3.3%
MARA Holdings, Inc. (a)	205,464	2,901,152

Iron & Steel - 0.6%
Nucor Corp.	5,016	548,550

Media - 4.6%
Charter Communications, Inc. - Class A (a)	10,245	4,059,786

Mining - 1.0%
Newmont Corp.	16,675	879,106

Oil & Gas - 2.5%
EOG Resources, Inc.	10,923	1,185,910
Occidental Petroleum Corp.	24,512	999,599
		2,185,509

Oil & Gas Services - 0.5%
Schlumberger NV	14,195	469,145

Retail - 8.0%
Costco Wholesale Corp.	4,427	4,604,877
Dollar General Corp.	6,838	664,996
Tractor Supply Co.	36,406	1,762,050
		7,031,923

Semiconductors - 12.8%
Broadcom, Inc.	21,606	5,230,164
NVIDIA Corp.	44,913	6,069,094
		11,299,258

Software - 12.3%
Electronic Arts, Inc.	20,721	2,979,265
MicroStrategy, Inc. - Class A (a)	8,010	2,956,171
Palantir Technologies, Inc. - Class A (a)	31,085	4,096,381
Paychex, Inc.	5,182	818,290
		10,850,107

Transportation - 1.5%
CSX Corp.	40,914	1,292,473
TOTAL COMMON STOCKS (Cost $68,593,928)		86,639,187

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Prologis, Inc.	9,055	983,373
Public Storage	2,019	622,680
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,613,365)		1,606,053

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23% (b)	151,781	151,781
TOTAL SHORT-TERM INVESTMENTS (Cost $151,781)		151,781

TOTAL INVESTMENTS - 100.0% (Cost $70,359,074)		88,397,021
Other Assets in Excess of Liabilities - 0.0% (c)		24,617
TOTAL NET ASSETS - 100.0%		$88,421,638

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

God Bless America ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$86,639,187	$—	$—	$86,639,187
Real Estate Investment Trusts - Common	1,606,053	—	—	1,606,053
Money Market Funds	151,781	—	—	151,781
Total Investments	$88,397,021	$—	$—	$88,397,021

Refer to the Schedule of Investments for further disaggregation of investment categories.